Note 9 - Premises and Equipment (Details) - Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	$ 21,818	$ 23,425
Accumulated depreciation	(15,107)	(16,252)
	6,711	7,173
Land [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	1,978	1,978
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	8,490	8,725
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment	$ 11,350	$ 12,722